Benefit Plans - Schedule of Pension Funds Contributions (Parenthetical) (Detail)	12 Months Ended
Feb. 23, 2013
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage representing PPA surcharges	5.00%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage representing PPA surcharges	10.00%